UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goodwin Capital Advisors Inc.
Address: One Financial Plaza
         Hartford, CT  06103-4105

13F File Number:  028-12511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Pearce
Title:     Chief Compliance Officer
Phone:     860-299-2151

Signature, Place, and Date of Signing:

   /s/ Robert Pearce     Hartford, CT     February 06, 2012

GOODWIN CAPITAL ADVISORS INC HAS BEEN ACQUIRED BY CONNING AND AS A RESULT THEIR HOLDINGS ARE NOW INCLUDED IN THE CONNING INC 13F-HR REPORT (FILE NUMBER 028-04513).

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.